Capital adequacy - Capital requirement (Details) - Parent Company - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Total capital requirement including buffers
Total CRR capital requirement	kr 10,993	kr 10,427
Total FSA capital requirement (for December 31, 2019 calculated as of September 30, 2019)	kr 15,606	kr 14,464
Total CRR capital requirement (as a percent)	12.40%	12.00%
Total FSA capital requirement (as a percent, for December 31, 2019 calculated as of September 30, 2019)	16.40%	16.60%
Minimum CRR capital requirement	8.00%
Minimum FSA capital requirement	8.00%
Additional Capital requirement according to Swedish FSA
Credit-related concentration risk (for December 31, 2019 calculated as of September 30, 2019)	kr 2,089	kr 2,089
Interest rate risk in the banking book (for December 31, 2019 calculated as of September 30, 2019)	844	844
Pension risk (for December 31, 2019 calculated as of September 30, 2019)	11	11
Other pillar 2 capital requirements (for December 31, 2019 calculated as of September 30, 2019)	936	936
Capital planning buffer (for December 31, 2019 calculated as of September 30, 2019)		157
Total Additional Capital requirement according to Swedish FSA (for December 31, 2019 calculated as of September 30, 2019)	kr 3,880	kr 4,037
Credit-related concentration risk (as a percent, for December 31, 2019 calculated as of September 30, 2019)	2.20%	2.40%
Interest rate risk in the banking book (as a percent, for December 31, 2019 calculated as of September 30, 2019)	0.90%	1.00%
Pension risk (as a percent, for December 31, 2019 calculated as of September 30, 2019)	0.00%	0.00%
Other Pillar 2 capital requirements (as a percent, for December 31, 2019 calculated as of September 30, 2019)	1.00%	1.10%
Capital planning buffer (as a percent, for December 31, 2019 calculated as of September 30, 2019)		0.20%
Total Additional Capital requirement according to Swedish FSA (as a percent, for December 31, 2019 calculated as of September 30, 2019)	4.10%	4.70%